Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Investment Trust II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Investment Trust II
		John Hancock Regional Bank Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective March 29, 2024, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. The S&P Regional Banks Select Industry Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective March 29, 2024, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)-6.855.706.81after tax on distributions-7.524.745.86after tax on distributions, with sale-3.704.395.34Class C-3.586.016.60Class I-1.697.087.59Class R6-1.587.197.63S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses, or taxes)-7.435.535.31S&P Composite 1500 Banks Index (reflects no deduction for fees, expenses, or taxes)9.008.007.80[1]Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index. Effective March 29, 2024, the fund’s primary benchmark index is the S&P 500 Index, which is a broad-based securities market index,and the S&P Regional Banks Select Industry Index is added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy.You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
John Hancock Regional Bank Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Investment Trust II
		John Hancock Regional Bank Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective March 29, 2024, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. The S&P Regional Banks Select Industry Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective March 29, 2024, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)-6.855.706.81after tax on distributions-7.524.745.86after tax on distributions, with sale-3.704.395.34Class C-3.586.016.60Class I-1.697.087.59Class R6-1.587.197.63S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses, or taxes)-7.435.535.31S&P Composite 1500 Banks Index (reflects no deduction for fees, expenses, or taxes)9.008.007.80[1]Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index. Effective March 29, 2024, the fund’s primary benchmark index is the S&P 500 Index, which is a broad-based securities market index,and the S&P Regional Banks Select Industry Index is added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy.You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. The S&P Regional Banks Select Industry Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	and the S&P Regional Banks Select Industry Index is added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index. Effective March 29, 2024, the fund’s primary benchmark index is the S&P 500 Index, which is a broad-based securities market index,
John Hancock Regional Bank Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.85%)
5 year	rr_AverageAnnualReturnYear05	5.70%
10 year	rr_AverageAnnualReturnYear10	6.81%
John Hancock Regional Bank Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.58%)
5 year	rr_AverageAnnualReturnYear05	6.01%
10 year	rr_AverageAnnualReturnYear10	6.60%
John Hancock Regional Bank Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.69%)
5 year	rr_AverageAnnualReturnYear05	7.08%
10 year	rr_AverageAnnualReturnYear10	7.59%
John Hancock Regional Bank Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.58%)
5 year	rr_AverageAnnualReturnYear05	7.19%
10 year	rr_AverageAnnualReturnYear10	7.63%
John Hancock Regional Bank Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.52%)
5 year	rr_AverageAnnualReturnYear05	4.74%
10 year	rr_AverageAnnualReturnYear10	5.86%
John Hancock Regional Bank Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.70%)
5 year	rr_AverageAnnualReturnYear05	4.39%
10 year	rr_AverageAnnualReturnYear10	5.34%
John Hancock Regional Bank Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 year	rr_AverageAnnualReturnYear05	15.69%	[1]
10 year	rr_AverageAnnualReturnYear10	12.03%	[1]
John Hancock Regional Bank Fund | S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.43%)	[1]
5 year	rr_AverageAnnualReturnYear05	5.53%	[1]
10 year	rr_AverageAnnualReturnYear10	5.31%	[1]
John Hancock Regional Bank Fund | S&P Composite 1500 Banks Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.00%	[1]
5 year	rr_AverageAnnualReturnYear05	8.00%	[1]
10 year	rr_AverageAnnualReturnYear10	7.80%	[1]

[1]	Prior to March 29, 2024, the fund’s primary benchmark was the S&P Composite 1500 Banks Index. Effective March 29, 2024, the fund’s primary benchmark index is the S&P 500 Index, which is a broad-based securities market index,and the S&P Regional Banks Select Industry Index is added as a benchmark for the fund due to its modified equal-weight methodology and focus on regional banks that is a better statistical and stylistic fit for the fund’s strategy.